SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 3:-   SHARE CAPITAL

a.	Shareholders' rights:

The shares of common stock confer upon the holders the right to elect the directors and to receive notice to participate and vote in the stockholders meetings of the Company, and the right to receive dividends, if and when declared.

b.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars. The Company does not intend to pay cash dividends in the foreseeable future.